May 1, 2023

THE Tax Tamer® I

An Individual Variable Annuity Contract

Issued by: Nassau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

This Updating Summary Prospectus provides updated information about THE Tax Tamer® I, an individual flexible premium variable deferred annuity contract (the “Contract”).

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/Nassau-PHL/TAHD/NAS000021. You can also obtain this information at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

The following are defined terms used in this Updating Summary Prospectus:

Accumulated Value – The Accumulated Value is equal to the sum of the value in each of the Subaccounts to which You have allocated value under the Contract.

Contract – the individual variable annuity contract for which this summary prospectus provides updated information.

Fund – A mutual fund underlying this Contract.

NNY, Us, We, Our or Company – Nassau Life Insurance Company

Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Subaccount – A segregated investment subaccount under First Investors Life Variable Annuity Fund C, the separate account of NNY that supports the Contract. Each Subaccount invests in the shares of a single Fund.

You or Your – A Contractowner who is reading this updating summary prospectus.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The following is a summary of certain Policy features that have changed since the Updating Summary Prospectus dated May 1, 2022. This does not reflect all of the changes that have occurred since You entered into Your Policy.

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Effective April 28, 2023, the Delaware VIP® Special Situations Series was merged into the Delaware VIP® Small Cap Value Series. As a result, the Delaware VIP® Small Cap Value Series has been added as a Fund under the Policy. On the merger date, any Policy value allocated to the Subaccount for the Delaware VIP® Special Situations Series was automatically transferred to the new Subaccount for the Delaware VIP® Small Cap Value Series. The Subaccount for the Delaware VIP® Special Situations Series is no longer available for investment.

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Effective April 28, 2023, the Delaware VIP® Equity Income Series was merged into the Delaware VIP® Growth and Income Series, an existing Fund under the Policy. On the merger date, any Policy value allocated to the Subaccount for the Delaware VIP® Equity Income Series was automatically transferred to the Subaccount investing in the Delaware VIP® Growth and Income Series. The Subaccount for the Delaware VIP® Equity Income Series is no longer available for investment.

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For each of the Fund mergers described above, any standing Policy instructions that included the Subaccount for the merging Fund were automatically updated to replace the Subaccount for the merging Fund with the Subaccount for the successor Fund.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.			Fee Table
Transaction Charges	We deduct a sales charge from Your Purchase Payments at the time You make a Purchase Payment. The sales charge is a percentage of each Purchase Payment that is determined based on Your cumulative Purchase Payments. The maximum sales charge is 7%.			Fee Table; Contract Expenses—Sales Charge
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.			Fee Table; Appendix A: Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base contract	1.00%(1)	1.00%(1)
	Investment options (underlying fund fees and expenses)	0.20%(2)	1.14%(2)
(1) As a percentage of average Accumulated Value. (2) As a percentage of underlying Fund assets. Fund fees are as of 12/31/2022. Fund fees can vary from year to year.
Because Your Contract is customizable, the
choices You make affect how much You will pay.
To help You understand the cost of owning Your
Contract, the following table shows the lowest and
highest cost You could pay each year, based on
current charges. This estimate assumes that You
do not take withdrawals from the Contract.

Lowest Annual Cost:	Highest Annual Cost:
$1,137	$1,945
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No sales charges • No additional Purchase Payments, transfers, or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No sales charges • No additional Purchase Payments, transfers, or withdrawals

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

•   This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•   Purchase Payments may be subject to substantial front-end sales charges that reduce your investment in the Contract. It could take several years (if ever) to recover a sales charge through investment performance.

•   The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•   An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract.

•   Each Fund will have its own unique risks, and You should review these investment options before making an investment decision.

Principal Risks of Investing in the Contract; Appendix A: Funds Available Under the Contract
Insurance Company Risks	An investment in the Contract is subject to the risks related to NNY, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of NNY. More information about NNY, including its financial strength ratings, is available at www.nfg.com.	Principal Risks of Investing in the Contract

RESTRICTIONS		LOCATION IN PROSPECTUS
Investments

•   NNY reserves the right to remove or substitute Funds available under the Contract.

•   You may not allocate less than 10% of a Purchase Payment to any Subaccount You select.

•   When You reallocate the Accumulated Value of Your Contract among the Subaccounts, You may invest no less than 10% of the aggregate Accumulated Value in each of the Subaccounts You select.

•   We reserve the right to limit transfers if frequent or large transfers occur.

Nassau Life, the Separate Account and the Subaccounts Policies on Frequent Reallocation Among Subaccounts

TAXES	LOCATION IN PROSPECTUS
Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•   If You purchase the Contract through an individual retirement account (IRA) or a qualified retirement plan, You do not receive any additional tax benefit.

•   Earnings on Your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.

Federal Tax Information

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

To compensate those who have sold or service a Contract, We generally pay compensation as a percentage of Purchase Payments invested in the Contract. We also may pay periodic, asset-based compensation in all or some years based on all or a portion of the Contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a Contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this Contract over another investment. Currently, We do not offer this Contract for new sales.

Distribution of the Contract

CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Exchanges	As a general matter, some investment professionals could have a financial incentive to offer You this Contract in place of another contract You currently own. Similarly, some investment professionals may have a financial incentive to offer You a new contract in place of this one. You should only exchange a contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the contract rather than continue to own Your existing contract. Currently, We do not offer this Contract for new sales, and thus would not offer this Contract in connection with such a replacement transaction.	Distribution of the Contract

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of underlying Funds available under the Contract. More information about the underlying Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/Nassau-PHL/TAHD/NAS000021. You can also request this information at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included.

Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
High current income	Delaware VIP Fund for Income Series Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited; Macquarie Investment Management Global Limited	0.75%*	-11.06%	2.04%	3.34%
Long-term growth of capital and current income	Delaware VIP Growth and Income Series Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited.; Macquarie Investment Management Global Limited	0.71%	3.53%	7.99%	10.27%
Long-term capital growth	Delaware VIP International Series Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited; Macquarie Funds Management Hong Kong Limited	0.86%*	-17.34%	0.76%	4.12%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Provide sustainable current income with potential for capital appreciation with moderate investment risk	Delaware VIP Investment Grade Series Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited; Macquarie Investment Management Global Limited	0.63%*	-17.06%	0.33%	1.55%
Current income consistent with low volatility of principal.	Delaware VIP Limited Duration Bond Series Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited; Macquarie Investment Management Global Limited	0.53%*	-4.19%	0.51%	0.15%
Long-term capital growth	Delaware VIP Opportunity Series Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited; Macquarie Funds Management Hong Kong Limited	0.83%*	-13.68%	5.33%	9.38%
Long-term growth of capital	Delaware VIP Growth Equity Series Adviser: Delaware Management Company Sub-Adviser: Smith Asset Management Group, L.P.	0.79%*	-26.60%	9.63%	13.06%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Sustainable current income with potential for capital appreciation with moderate investment risk.	Delaware VIP Total Return Series Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Global Limited; Macquarie Investment Management Europe Limited; Macquarie Funds Management Hong Kong Limited	0.84%*	10.56%	2.89%	5.30%
Maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs Government Money Market Fund Adviser: Goldman Sachs Asset Management, L.P.	0.17%*	1.58%	1.17%	0.00%
Seeks capital appreciation	Delaware VIP Small Cap Value Series Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	0.78%*	-12.09%	4.35%	9.21%

*	This Fund’s annual expenses reflect temporary fee reductions.

This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.

EDGAR Contract Identifier: C000221950